Nuveen Dividend Value Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 2.1%
211,648	L3Harris Technologies Inc	$46,844,052
	Banks – 10.6%
1,126,971	Citigroup Inc.	83,857,912
904,713	East West Bancorp Inc.	41,472,044
337,386	JPMorgan Chase & Co	44,656,411
1,553,140	KeyCorp	29,059,250
308,268	Synovus Financial Corp	10,795,545
594,746	TCF Financial Corp	25,145,861
	Total Banks	234,987,023
	Biotechnology – 3.4%
504,324	AbbVie Inc.	40,860,331
538,827	Gilead Sciences Inc.	34,053,866
	Total Biotechnology	74,914,197
	Capital Markets – 4.3%
695,367	Charles Schwab Corp	31,673,967
1,234,590	Morgan Stanley	64,519,673
	Total Capital Markets	96,193,640
	Chemicals – 1.3%
613,654	Dow Inc	28,271,040
	Communications Equipment – 0.9%
108,312	Motorola Solutions Inc	19,171,224
	Consumer Finance – 6.5%
437,905	American Express Co	56,870,722
536,394	Capital One Financial Corp	53,532,121
466,615	Discover Financial Services	35,056,785
	Total Consumer Finance	145,459,628
	Diversified Financial Services – 1.1%
393,779	Voya Financial Inc	23,520,420
	Diversified Telecommunication Services – 4.6%
2,724,620	AT&T Inc	102,500,204

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 5.1%
432,205	Evergy Inc	$31,187,913
940,757	Exelon Corp	44,770,626
753,346	FirstEnergy Corp	38,262,443
	Total Electric Utilities	114,220,982
	Electrical Equipment – 0.6%
95,650	Hubbell Inc	13,699,949
	Entertainment – 3.2%
513,967	Walt Disney Co	71,086,776
	Equity Real Estate Investment Trust – 2.7%
267,894	Crown Castle International Corp	40,141,237
407,489	Gaming and Leisure Properties Inc	19,255,893
	Total Equity Real Estate Investment Trust	59,397,130
	Food Products – 2.0%
546,092	Tyson Foods Inc	45,123,582
	Health Care Providers & Services – 7.0%
153,091	Anthem Inc	40,611,980
210,728	Cigna Corp	40,539,853
90,307	Humana Inc.	30,364,826
159,455	UnitedHealth Group Inc	43,443,515
	Total Health Care Providers & Services	154,960,174
	Hotels, Restaurants & Leisure – 3.9%
562,868	Las Vegas Sands Corp	36,760,909
1,053,694	MGM Resorts International	32,727,736
371,682	Wyndham Destinations Inc	18,037,727
	Total Hotels, Restaurants & Leisure	87,526,372
	Household Durables – 1.5%
1,682,918	Newell Brands Inc.	32,867,389
	Insurance – 3.2%
718,704	Hartford Financial Services Group Inc.	42,604,773
250,935	Marsh & McLennan Cos Inc.	28,069,589
	Total Insurance	70,674,362
	IT Services – 2.4%
366,574	Fidelity National Information Services Inc	52,662,021
	Machinery – 2.0%
285,895	Stanley Black & Decker Inc	45,551,650

Shares	Description (1)	Value
	Mortgage Real Estate Investment Trust – 3.2%
1,331,583	AGNC Investment Corp	$24,754,128
2,517,506	Annaly Capital Management Inc	24,570,858
898,768	Starwood Property Trust Inc	23,062,387
	Total Mortgage Real Estate Investment Trust	72,387,373
	Multiline Retail – 2.5%
509,390	Target Corp	56,409,849
	Multi-Utilities – 2.1%
552,974	Dominion Energy Inc	47,417,520
	Oil, Gas & Consumable Fuels – 5.6%
626,577	Chevron Corp	67,131,460
259,805	Concho Resources Inc	19,688,023
934,834	Parsley Energy Inc	15,555,637
170,022	Pioneer Natural Resources Co	22,952,970
	Total Oil, Gas & Consumable Fuels	125,328,090
	Pharmaceuticals – 3.2%
823,882	AstraZeneca PLC, Sponsored ADR	40,123,054
483,913	Bristol-Myers Squibb Co	30,462,323
	Total Pharmaceuticals	70,585,377
	Road & Rail – 1.5%
197,392	Kansas City Southern	33,298,056
	Semiconductors & Semiconductor Equipment – 8.1%
118,949	Broadcom Inc	36,298,477
1,122,913	Intel Corp	71,787,828
273,724	NXP Semiconductors NV	34,724,627
693,032	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	37,382,146
	Total Semiconductors & Semiconductor Equipment	180,193,078
	Specialty Retail – 1.6%
429,482	Best Buy Co Inc.	36,372,831
	Tobacco – 2.6%
706,779	Philip Morris International Inc	58,450,623
	Trading Companies & Distributors – 0.8%
99,212	Watsco Inc	17,254,951
	Total Long-Term Investments (cost $2,079,970,088)	2,217,329,563

Nuveen Dividend Value Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.9%
	MONEY MARKET FUNDS – 0.9%
19,601,271	First American Treasury Obligations Fund, Class Z	1.459% (2)	$19,601,271
	Total Short-Term Investments (cost $19,601,271)		19,601,271
	Total Investments (cost $2,099,571,359) – 100.5%		2,236,930,834
	Other Assets Less Liabilities – (0.5)%		(10,451,872)
	Net Assets – 100%		$2,226,478,962
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,217,329,563	$ —	$ —	$2,217,329,563
Short-Term Investments:
Money Market Funds	19,601,271	—	—	19,601,271
Total	$2,236,930,834	$ —	$ —	$2,236,930,834

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt

Nuveen Mid Cap Value Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.6%
	COMMON STOCKS – 98.6%
	Aerospace & Defense – 1.9%
28,828	L3Harris Technologies Inc	$6,380,501
	Airlines – 2.7%
67,387	Alaska Air Group Inc	4,352,527
65,054	United Airlines Holdings Inc, (2)	4,866,039
	Total Airlines	9,218,566
	Banks – 7.3%
130,649	East West Bancorp Inc.	5,988,950
120,528	Fifth Third Bancorp	3,429,022
359,704	KeyCorp	6,730,062
12,755	SVB Financial Group, (2)	3,065,409
98,298	Western Alliance Bancorp	5,428,998
	Total Banks	24,642,441
	Biotechnology – 1.3%
43,824	United Therapeutics Corp, (2)	4,280,290
	Building Products – 1.7%
120,173	Masco Corp	5,710,621
	Capital Markets – 4.3%
45,977	Evercore Inc., Class A	3,522,758
49,638	Nasdaq Inc	5,780,841
58,309	Raymond James Financial Inc	5,331,192
	Total Capital Markets	14,634,791
	Chemicals – 2.3%
36,537	Celanese Corp	3,781,579
95,231	CF Industries Holdings Inc	3,835,905
	Total Chemicals	7,617,484
	Communications Equipment – 1.1%
20,451	Motorola Solutions Inc	3,619,827
	Consumer Finance – 0.5%
53,507	Ally Financial Inc.	1,713,829
	Diversified Financial Services – 2.0%
113,389	Voya Financial Inc	6,772,725

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities – 6.3%
94,553	Alliant Energy Corp	$5,612,666
56,346	Entergy Corp	7,410,626
159,425	FirstEnergy Corp	8,097,196
	Total Electric Utilities	21,120,488
	Electrical Equipment – 1.9%
41,598	AMETEK Inc	4,041,246
17,291	Hubbell Inc	2,476,590
	Total Electrical Equipment	6,517,836
	Entertainment – 1.4%
38,203	Take-Two Interactive Software Inc., (2)	4,761,622
	Equity Real Estate Investment Trust – 12.7%
299,334	Brandywine Realty Trust	4,675,597
40,475	Digital Realty Trust Inc	4,978,020
11,442	Essex Property Trust Inc.	3,544,274
146,098	First Industrial Realty Trust Inc.	6,238,384
32,727	Mid-America Apartment Communities Inc.	4,490,472
133,351	Park Hotels & Resorts Inc	2,925,721
76,270	SL Green Realty Corp	7,019,891
417,580	VEREIT Inc	4,075,581
164,005	Washington Real Estate Investment Trust	4,992,312
	Total Equity Real Estate Investment Trust	42,940,252
	Food Products – 1.9%
76,809	Tyson Foods Inc	6,346,728
	Health Care Equipment & Supplies – 2.8%
6,619	Teleflex Inc	2,459,025
48,304	Zimmer Biomet Holdings Inc	7,144,161
	Total Health Care Equipment & Supplies	9,603,186
	Health Care Providers & Services – 1.9%
100,867	Centene Corp, (2)	6,335,456
	Hotels, Restaurants & Leisure – 3.6%
19,668	Hyatt Hotels Corp	1,662,733
158,448	MGM Resorts International	4,921,395
47,028	Royal Caribbean Cruises Ltd	5,506,038
	Total Hotels, Restaurants & Leisure	12,090,166
	Household Durables – 2.6%
93,339	DR Horton Inc	5,525,669

Shares	Description (1)	Value
	Household Durables (continued)
172,279	Newell Brands Inc.	$3,364,609
	Total Household Durables	8,890,278
	Insurance – 4.7%
192,790	CNO Financial Group Inc	3,391,176
129,691	Hartford Financial Services Group Inc.	7,688,083
23,249	Willis Towers Watson PLC	4,912,281
	Total Insurance	15,991,540
	IT Services – 2.8%
206,458	Perspecta Inc	5,795,276
18,052	VeriSign Inc, (2)	3,757,343
	Total IT Services	9,552,619
	Leisure Products – 1.9%
100,406	Brunswick Corp/DE	6,310,517
	Machinery – 4.1%
62,932	Crane Co	5,378,169
35,729	Ingersoll-Rand PLC	4,760,175
22,601	Stanley Black & Decker Inc	3,601,017
	Total Machinery	13,739,361
	Media – 1.2%
239,850	TEGNA Inc	4,053,465
	Metals & Mining – 0.9%
98,967	Steel Dynamics Inc.	2,957,134
	Mortgage Real Estate Investment Trust – 1.8%
242,647	Starwood Property Trust Inc	6,226,322
	Multiline Retail – 1.3%
27,892	Dollar General Corp	4,278,912
	Multi-Utilities – 4.6%
67,922	Ameren Corp	5,573,000
146,916	NiSource Inc	4,306,108
95,716	Public Service Enterprise Group Inc	5,666,387
	Total Multi-Utilities	15,545,495
	Oil, Gas & Consumable Fuels – 5.2%
50,724	Concho Resources Inc	3,843,865
140,495	Devon Energy Corp	3,051,552
56,771	HollyFrontier Corp	2,550,153
388,857	Marathon Oil Corp	4,421,304

Nuveen Mid Cap Value Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
186,115	Williams Cos Inc	$3,850,719
	Total Oil, Gas & Consumable Fuels	17,717,593
	Real Estate Management & Development – 1.0%
20,395	Jones Lang LaSalle Inc.	3,463,479
	Road & Rail – 1.7%
34,916	Kansas City Southern	5,889,980
	Semiconductors & Semiconductor Equipment – 1.5%
204,945	Marvell Technology Group Ltd	4,926,878
	Software – 2.1%
13,352	Autodesk Inc., (2)	2,628,341
30,888	Synopsys Inc, (2)	4,556,289
	Total Software	7,184,630
	Specialty Retail – 1.2%
47,181	Best Buy Co Inc.	3,995,759
	Thrifts & Mortgage Finance – 1.5%
209,325	Radian Group Inc	5,126,369
	Water Utilities – 0.9%
21,772	American Water Works Co Inc.	2,965,346
	Total Long-Term Investments (cost $287,426,034)	333,122,486

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.8%
	MONEY MARKET FUNDS – 1.8%
6,149,731	First American Treasury Obligations Fund, Class Z	1.459% (3)	$6,149,731
	Total Short-Term Investments (cost $6,149,731)		6,149,731
	Total Investments (cost $293,575,765) – 100.4%		339,272,217
	Other Assets Less Liabilities – (0.4)%		(1,189,696)
	Net Assets – 100%		$338,082,521

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$333,122,486	$ —	$ —	$333,122,486
Short-Term Investments:
Money Market Funds	6,149,731	—	—	6,149,731
Total	$339,272,217	$ —	$ —	$339,272,217

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Small Cap Value Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 99.3%
	Aerospace & Defense – 0.4%
167,058	Parsons Corp, (2)	$6,832,672
	Air Freight & Logistics – 1.4%
976,850	Air Transport Services Group Inc, (2)	20,484,544
	Airlines – 0.2%
91,355	Spirit Airlines Inc, (2)	3,751,950
	Auto Components – 2.1%
414,708	Cooper Tire & Rubber Co	10,985,615
1,330,676	Dana Inc	20,505,717
	Total Auto Components	31,491,332
	Banks – 17.1%
521,023	Banner Corp	26,858,736
480,867	Berkshire Hills Bancorp Inc	13,536,406
723,298	Cathay General Bancorp	26,082,126
869,721	First Busey Corp	22,177,886
490,511	Heartland Financial USA Inc.	23,990,893
198,125	IBERIABANK Corp	14,405,669
1,245,076	Investors Bancorp Inc	15,046,743
462,949	Pinnacle Financial Partners Inc	27,341,768
435,855	Preferred Bank/Los Angeles CA	26,199,244
604,465	Renasant Corp	19,300,567
382,799	Western Alliance Bancorp	21,141,989
329,666	Wintrust Financial Corp	20,861,264
	Total Banks	256,943,291
	Biotechnology – 0.9%
137,630	United Therapeutics Corp, (2)	13,442,322
	Building Products – 1.7%
466,533	Gibraltar Industries Inc	25,435,379
	Capital Markets – 3.2%
299,784	Evercore Inc., Class A	22,969,450
305,227	Piper Jaffray Cos	25,159,862
	Total Capital Markets	48,129,312

Shares	Description (1)	Value
	Chemicals – 1.3%
363,199	Minerals Technologies Inc	$19,659,962
	Commercial Services & Supplies – 2.6%
150,311	Brink's Co	12,654,683
624,069	SP Plus Corp, (2)	26,092,325
	Total Commercial Services & Supplies	38,747,008
	Communications Equipment – 2.7%
389,463	NETGEAR Inc, (2)	10,016,988
1,178,908	Radware Ltd, (2)	30,038,576
	Total Communications Equipment	40,055,564
	Construction & Engineering – 2.3%
596,555	Aegion Corp, (2)	12,467,999
268,570	EMCOR Group Inc.	22,068,397
	Total Construction & Engineering	34,536,396
	Distributors – 0.5%
510,027	Funko Inc, (2), (3)	7,665,706
	Diversified Telecommunication Services – 0.7%
1,151,362	Vonage Holdings Corp, (2)	10,212,581
	Electronic Equipment, Instruments & Components – 3.2%
476,885	Avnet Inc.	17,401,534
108,681	SYNNEX Corp	14,971,894
1,156,470	TTM Technologies Inc, (2)	16,641,603
	Total Electronic Equipment, Instruments & Components	49,015,031
	Energy Equipment & Services – 0.9%
1,591,061	Helix Energy Solutions Group Inc., (2)	13,269,449
	Equity Real Estate Investment Trust – 10.2%
1,405,075	Brandywine Realty Trust	21,947,271
654,565	Kite Realty Group Trust	11,258,518
1,266,152	Lexington Realty Trust	14,016,303
1,215,250	Preferred Apartment Communities Inc	14,315,645
668,661	Retail Opportunity Investments Corp	11,079,713
1,371,800	RLJ Lodging Trust	21,345,208
695,563	STAG Industrial Inc	22,424,951
1,854,575	Summit Hotel Properties Inc	20,567,237
571,431	Washington Real Estate Investment Trust	17,394,359
	Total Equity Real Estate Investment Trust	154,349,205
	Food Products – 1.6%
1,787,688	Hostess Brands Inc, (2)	23,990,773

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Gas Utilities – 2.5%
500,583	South Jersey Industries Inc	$15,417,956
257,583	Spire Inc	21,719,399
	Total Gas Utilities	37,137,355
	Health Care Equipment & Supplies – 1.2%
595,614	Natus Medical Inc, (2)	18,636,762
	Health Care Providers & Services – 1.2%
272,352	AMN Healthcare Services Inc., (2)	18,351,078
	Hotels, Restaurants & Leisure – 1.4%
261,134	Jack in the Box Inc	21,347,704
	Household Durables – 3.0%
736,859	La-Z-Boy Inc	22,577,360
515,179	M/I Homes Inc	22,868,796
	Total Household Durables	45,446,156
	Insurance – 5.3%
224,328	AMERISAFE Inc	15,348,522
278,905	Argo Group International Holdings Ltd	18,296,168
601,888	BRP Group Inc, (2)	9,076,471
1,399,956	CNO Financial Group Inc	24,625,226
282,843	Horace Mann Educators Corp	12,165,077
	Total Insurance	79,511,464
	IT Services – 1.1%
575,831	Perspecta Inc	16,163,576
	Leisure Products – 1.0%
241,058	Brunswick Corp/DE	15,150,495
	Machinery – 0.9%
451,976	Kennametal Inc	14,142,329
	Media – 0.7%
334,332	Meredith Corp, (3)	10,046,677
	Metals & Mining – 2.1%
869,298	Allegheny Technologies Inc	14,995,391
2,744,281	SunCoke Energy Inc	16,136,372
	Total Metals & Mining	31,131,763
	Mortgage Real Estate Investment Trust – 3.3%
1,267,311	Invesco Mortgage Capital Inc	22,165,270
1,519,352	Ladder Capital Corp	27,880,109
	Total Mortgage Real Estate Investment Trust	50,045,379

Shares	Description (1)	Value
	Multi-Utilities – 1.8%
329,387	Black Hills Corp	$27,349,003
	Oil, Gas & Consumable Fuels – 3.9%
628,894	Brigham Minerals Inc	10,697,487
1,857,390	Callon Petroleum Co, (2)	5,572,170
562,138	Delek US Holdings Inc.	15,436,309
1,501,714	Magnolia Oil & Gas Corp, (2)	15,798,031
1,168,554	SM Energy Co	10,727,326
	Total Oil, Gas & Consumable Fuels	58,231,323
	Pharmaceuticals – 1.4%
526,658	Prestige Consumer Healthcare Inc, (2)	21,361,248
	Professional Services – 2.8%
640,013	CBIZ Inc, (2)	17,280,351
603,172	Korn Ferry	24,717,989
	Total Professional Services	41,998,340
	Semiconductors & Semiconductor Equipment – 2.1%
94,552	MKS Instruments Inc	9,910,941
236,856	Semtech Corp, (2)	11,414,091
151,434	Synaptics Inc, (2), (3)	10,099,133
	Total Semiconductors & Semiconductor Equipment	31,424,165
	Software – 2.4%
314,429	Alarmcom Holdings Inc, (2)	13,812,866
230,756	j2 Global Inc	22,120,270
	Total Software	35,933,136
	Specialty Retail – 1.6%
417,709	Aaron's Inc.	24,795,206
	Textiles, Apparel & Luxury Goods – 1.5%
241,196	Culp Inc	3,046,305
721,865	G-III Apparel Group Ltd, (2)	19,641,947
	Total Textiles, Apparel & Luxury Goods	22,688,252
	Thrifts & Mortgage Finance – 4.4%
594,419	Flagstar Bancorp Inc.	20,947,326
1,200,561	Radian Group Inc	29,401,739
401,751	WSFS Financial Corp	16,025,847
	Total Thrifts & Mortgage Finance	66,374,912
	Water Utilities – 0.7%
198,051	California Water Service Group	10,409,561
	Total Long-Term Investments (cost $1,416,066,519)	1,495,688,361

Nuveen Small Cap Value Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.6%
	MONEY MARKET FUNDS – 0.6%
9,382,472	First American Government Obligations Fund, Class X, (4)	1.488% (5)	$9,382,472
	Total Investments Purchased with Collateral from Securities Lending (cost $9,382,472)		9,382,472

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.8%
	MONEY MARKET FUNDS – 0.8%
11,600,692	First American Treasury Obligations Fund, Class Z	1.459% (5)	$11,600,692
	Total Short-Term Investments (cost $11,600,692)		11,600,692
	Total Investments (cost $1,437,049,683) – 100.7%		1,516,671,525
	Other Assets Less Liabilities – (0.7)%		(10,462,639)
	Net Assets – 100%		$1,506,208,886
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,495,688,361	$ —	$ —	$1,495,688,361
Investments Purchased with Collateral from Securities Lending	9,382,472	—	—	9,382,472
Short-Term Investments:
Money Market Funds	11,600,692	—	—	11,600,692
Total	$1,516,671,525	$ —	$ —	$1,516,671,525

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,940,953.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 4.5%
38,305	L3Harris Technologies Inc	$8,478,046
12,882	TransDigm Group Inc., (2)	8,286,733
	Total Aerospace & Defense	16,764,779
	Biotechnology – 4.3%
63,228	BioMarin Pharmaceutical Inc, (2)	5,279,538
36,061	Exact Sciences Corp, (2)	3,363,770
30,044	Sarepta Therapeutics Inc, (2)	3,483,902
17,115	Seattle Genetics Inc, (2)	1,855,095
17,973	United Therapeutics Corp, (2)	1,755,423
	Total Biotechnology	15,737,728
	Building Products – 2.7%
68,537	Owens Corning	4,145,803
58,721	Trex Co Inc, (2)	5,768,751
	Total Building Products	9,914,554
	Capital Markets – 3.6%
53,639	Evercore Inc., Class A	4,109,820
31,749	MSCI Inc	9,073,864
	Total Capital Markets	13,183,684
	Chemicals – 0.9%
86,467	CF Industries Holdings Inc	3,482,891
	Communications Equipment – 1.4%
67,523	Lumentum Holdings Inc, (2)	5,116,218
	Consumer Finance – 1.1%
97,709	OneMain Holdings Inc	4,139,930
	Containers & Packaging – 1.0%
89,664	Berry Global Group Inc, (2)	3,812,513
	Electrical Equipment – 1.9%
71,153	AMETEK Inc	6,912,514
	Electronic Equipment, Instruments & Components – 3.2%
51,570	CDW Corp/DE	6,727,307

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
55,868	Keysight Technologies Inc., (2)	$5,195,165
	Total Electronic Equipment, Instruments & Components	11,922,472
	Equity Real Estate Investment Trust – 3.3%
44,439	CoreSite Realty Corp	5,219,361
27,577	SBA Communications Corp	6,882,116
	Total Equity Real Estate Investment Trust	12,101,477
	Food Products – 2.3%
22,487	McCormick & Co Inc.	3,673,701
55,808	Tyson Foods Inc	4,611,415
	Total Food Products	8,285,116
	Health Care Equipment & Supplies – 7.1%
32,689	DexCom Inc., (2)	7,869,877
25,689	Insulet Corp, (2)	4,984,693
19,987	Teleflex Inc	7,425,370
39,574	Zimmer Biomet Holdings Inc	5,852,995
	Total Health Care Equipment & Supplies	26,132,935
	Health Care Providers & Services – 2.1%
122,484	Centene Corp, (2)	7,693,220
	Health Care Technology – 1.1%
40,773	Teladoc Health Inc, (2)	4,147,022
	Hotels, Restaurants & Leisure – 4.2%
6,776	Chipotle Mexican Grill Inc., (2)	5,873,166
146,968	MGM Resorts International	4,564,826
21,005	Vail Resorts Inc.	4,925,882
	Total Hotels, Restaurants & Leisure	15,363,874
	Household Products – 0.8%
100,000	Reynolds Consumer Products Inc, (2)	2,855,000
	Interactive Media & Services – 1.2%
18,675	IAC/InterActiveCorp	4,549,043
	Internet & Direct Marketing Retail – 1.1%
36,450	Expedia Group Inc.	3,953,003
	IT Services – 11.5%
78,499	Fiserv Inc, (2)	9,310,767
22,948	FleetCor Technologies Inc, (2)	7,233,898
56,392	MAXIMUS Inc	4,046,126
43,295	Okta Inc., (2)	5,543,925

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	IT Services (continued)
29,938	VeriSign Inc, (2)	$6,231,295
310,697	Verra Mobility Corp, (2)	4,949,403
35,386	Wix.com Ltd, (2)	5,049,228
	Total IT Services	42,364,642
	Life Sciences Tools & Services – 0.8%
178,413	Accelerate Diagnostics Inc., (2)	2,997,338
	Machinery – 3.5%
66,843	Ingersoll-Rand PLC	8,905,493
20,892	Parker-Hannifin Corp	4,088,355
	Total Machinery	12,993,848
	Media – 1.2%
36,964	Nexstar Media Group Inc	4,478,189
	Multiline Retail – 1.9%
46,699	Dollar General Corp	7,164,094
	Oil, Gas & Consumable Fuels – 1.2%
267,575	Parsley Energy Inc	4,452,448
	Pharmaceuticals – 1.2%
132,914	Horizon Therapeutics Plc, (2)	4,584,204
	Professional Services – 1.7%
80,556	IHS Markit Ltd	6,352,646
	Road & Rail – 1.1%
23,848	Kansas City Southern	4,022,919
	Semiconductors & Semiconductor Equipment – 4.2%
51,841	Inphi Corp, (2)	3,937,842
23,346	Lam Research Corp	6,962,011
25,730	Monolithic Power Systems Inc	4,404,204
	Total Semiconductors & Semiconductor Equipment	15,304,057
	Software – 15.3%
24,476	ANSYS Inc., (2)	6,714,501
40,571	Aspen Technology Inc., (2)	4,827,138
40,706	Atlassian Corp PLC, (2)	5,983,782
40,430	Avalara Inc, (2)	3,442,210
87,947	Cadence Design Systems Inc., (2)	6,341,858
53,768	Everbridge Inc, (2)	4,873,532
31,471	HubSpot Inc, (2)	5,694,363
76,980	Rapid7 Inc, (2)	4,571,072

Shares	Description (1)	Value
	Software (continued)
79,025	RealPage Inc, (2)	$4,611,109
21,821	RingCentral Inc., Class A, (2)	4,485,961
18,701	Trade Desk Inc, (2)	5,033,935
	Total Software	56,579,461
	Specialty Retail – 7.0%
73,205	Aaron's Inc.	4,345,449
54,151	Best Buy Co Inc.	4,586,048
38,427	Five Below Inc., (2)	4,350,705
20,110	O'Reilly Automotive Inc, (2)	8,166,671
47,113	Tractor Supply Co	4,379,153
	Total Specialty Retail	25,828,026
	Trading Companies & Distributors – 1.2%
26,042	Watsco Inc	4,529,225
	Total Long-Term Investments (cost $290,093,138)	367,719,070

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.9%
	MONEY MARKET FUNDS – 0.9%
3,186,747	First American Treasury Obligations Fund, Class Z	1.459% (3)	$3,186,747
	Total Short-Term Investments (cost $3,186,747)		3,186,747
	Total Investments (cost $293,279,885) – 100.5%		370,905,817
	Other Assets Less Liabilities – (0.5)%		(1,684,281)
	Net Assets – 100%		$369,221,536
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Nuveen Mid Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$367,719,070	$ —	$ —	$367,719,070
Short-Term Investments:
Money Market Funds	3,186,747	—	—	3,186,747
Total	$370,905,817	$ —	$ —	$370,905,817

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.0%
	Aerospace & Defense – 3.1%
174,730	Kratos Defense & Security Solutions Inc, (2)	$3,204,548
52,955	Mercury Systems Inc, (2)	4,064,296
	Total Aerospace & Defense	7,268,844
	Air Freight & Logistics – 1.3%
55,760	Hub Group Inc., Class A, (2)	2,948,031
	Banks – 2.3%
49,986	Pinnacle Financial Partners Inc	2,952,173
41,208	Preferred Bank/Los Angeles CA	2,477,013
	Total Banks	5,429,186
	Biotechnology – 6.5%
30,945	ACADIA Pharmaceuticals Inc., (2)	1,235,943
26,455	Arena Pharmaceuticals, Inc, (2)	1,208,729
8,284	Argenx SE, Sponsored ADR, (2)	1,195,298
11,547	Ascendis Pharma A/S, Sponsored ADR, (2)	1,560,000
25,113	Blueprint Medicines Corp, (2)	1,593,420
76,520	Fate Therapeutics Inc, (2)	1,940,547
17,703	Global Blood Therapeutics Inc., (2)	1,155,298
79,191	Iovance Biotherapeutics Inc, (2)	1,721,612
85,933	Momenta Pharmaceuticals, Inc, (2)	2,493,776
25,937	Zymeworks Inc, (2)	1,131,891
	Total Biotechnology	15,236,514
	Building Products – 4.0%
38,649	CSW Industrials Inc	2,932,686
45,149	Gibraltar Industries Inc	2,461,524
40,992	Trex Co Inc, (2)	4,027,054
	Total Building Products	9,421,264
	Capital Markets – 1.2%
35,959	Evercore Inc., Class A	2,755,179
	Chemicals – 2.2%
38,071	Ingevity Corporation, (2)	2,482,990
83,932	PolyOne Corp	2,784,864
	Total Chemicals	5,267,854

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Commercial Services & Supplies – 2.7%
20,329	MSA Safety Inc	$2,756,612
41,279	Tetra Tech Inc	3,533,483
	Total Commercial Services & Supplies	6,290,095
	Communications Equipment – 0.9%
29,494	Lumentum Holdings Inc, (2)	2,234,760
	Construction & Engineering – 2.3%
52,952	MasTec Inc, (2)	3,057,978
85,098	MYR Group Inc, (2)	2,444,015
	Total Construction & Engineering	5,501,993
	Distributors – 0.9%
142,005	Funko Inc, (2)	2,134,335
	Diversified Consumer Services – 1.4%
78,783	Chegg Inc, (2)	3,248,223
	Electrical Equipment – 1.2%
37,113	Regal Beloit Corp	2,911,886
	Energy Equipment & Services – 1.2%
42,132	Cactus Inc., Class A	1,214,244
137,994	Oceaneering International Inc	1,712,506
	Total Energy Equipment & Services	2,926,750
	Equity Real Estate Investment Trust – 4.4%
45,168	American Assets Trust Inc	2,057,854
66,779	Healthcare Realty Trust Inc	2,408,051
50,107	QTS Realty Trust Inc., Class A	2,850,086
90,539	STAG Industrial Inc	2,918,977
	Total Equity Real Estate Investment Trust	10,234,968
	Food Products – 2.5%
159,764	Nomad Foods Ltd, (2)	3,224,037
19,465	Sanderson Farms Inc	2,680,136
	Total Food Products	5,904,173
	Health Care Equipment & Supplies – 7.5%
68,666	AtriCure Inc., (2)	2,671,107
71,016	Establishment Labs Holdings Inc, (2)	1,937,317
27,310	iRhythm Technologies Inc, (2)	2,338,555
14,019	Penumbra Inc, (2)	2,459,774
37,540	Quidel Corp, (2)	2,883,072
77,566	STAAR Surgical Co, (2)	2,609,320

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
50,353	Tactile Systems Technology Inc, (2)	$2,829,335
	Total Health Care Equipment & Supplies	17,728,480
	Health Care Providers & Services – 3.4%
22,866	Amedisys Inc., (2)	4,035,620
26,481	LHC Group Inc, (2)	3,859,606
	Total Health Care Providers & Services	7,895,226
	Health Care Technology – 2.4%
31,520	Omnicell Inc, (2)	2,561,946
30,212	Teladoc Health Inc, (2)	3,072,862
	Total Health Care Technology	5,634,808
	Hotels, Restaurants & Leisure – 5.0%
39,030	Jack in the Box Inc	3,190,702
42,094	Papa John's International Inc	2,726,849
67,190	Penn National Gaming Inc, (2)	2,004,278
40,309	Wingstop Inc	3,739,466
	Total Hotels, Restaurants & Leisure	11,661,295
	Household Durables – 2.5%
42,993	Meritage Homes Corp, (2)	3,050,783
25,195	TopBuild Corp, (2)	2,885,080
	Total Household Durables	5,935,863
	Insurance – 3.1%
20,085	eHealth Inc., (2)	2,112,139
20,436	Kinsale Capital Group Inc	2,334,200
53,579	Palomar Holdings Inc, (2)	2,863,797
	Total Insurance	7,310,136
	IT Services – 2.8%
53,081	MAXIMUS Inc	3,808,562
169,516	Verra Mobility Corp, (2)	2,700,390
	Total IT Services	6,508,952
	Leisure Products – 1.1%
123,246	Callaway Golf Co	2,639,929
	Life Sciences Tools & Services – 2.0%
88,436	NeoGenomics Inc, (2)	2,850,292
18,281	Repligen Corp, (2)	1,835,230
	Total Life Sciences Tools & Services	4,685,522
	Machinery – 5.4%
70,526	Altra Industrial Motion Corp	2,345,695
60,124	Chart Industries Inc, (2)	3,846,733

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
32,544	John Bean Technologies Corp	$3,677,147
57,369	SPX Corp	2,815,097
	Total Machinery	12,684,672
	Media – 1.3%
25,197	Nexstar Media Group Inc	3,052,616
	Paper & Forest Products – 0.6%
45,907	Louisiana-Pacific Corp	1,408,427
	Pharmaceuticals – 3.7%
109,417	Aerie Pharmaceuticals Inc., (2), (3)	2,240,860
114,819	Horizon Therapeutics Plc, (2)	3,960,107
9,532	MyoKardia Inc, (2)	648,462
8,021	Reata Pharmaceuticals Inc., Class A, (2)	1,754,915
	Total Pharmaceuticals	8,604,344
	Semiconductors & Semiconductor Equipment – 4.0%
45,923	Inphi Corp, (2)	3,488,311
170,104	Lattice Semiconductor Corp, (2)	3,163,935
97,291	MACOM Technology Solutions Holdings Inc, (2)	2,765,010
	Total Semiconductors & Semiconductor Equipment	9,417,256
	Software – 11.5%
27,837	Avalara Inc, (2)	2,370,042
44,267	Everbridge Inc, (2)	4,012,361
37,113	j2 Global Inc	3,557,652
45,747	Mimecast Ltd, (2)	2,334,469
29,031	Q2 Holdings Inc, (2)	2,531,213
59,731	Rapid7 Inc, (2)	3,546,827
56,191	RealPage Inc, (2)	3,278,745
108,253	SailPoint Technologies Holding Inc, (2)	2,716,068
32,286	Varonis Systems Inc, (2)	2,701,047
591,081	Videopropulsion Inc, (2), (4)	591
	Total Software	27,049,015
	Specialty Retail – 2.3%
55,774	Aaron's Inc.	3,310,745
50,787	Boot Barn Holdings Inc, (2)	2,131,530
	Total Specialty Retail	5,442,275
	Textiles, Apparel & Luxury Goods – 2.3%
16,267	Deckers Outdoor Corp, (2)	3,105,533

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods (continued)
58,719	Steven Madden Ltd	$2,264,205
	Total Textiles, Apparel & Luxury Goods	5,369,738
	Total Common Stocks (cost $197,501,458)	232,742,609

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 0.9%
24,172	SPDR S&P Biotech ETF	$2,154,209
	Total Exchange-Traded Funds (cost $1,877,381)	2,154,209
	Total Long-Term Investments (cost $199,378,839)	234,896,818

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.5%
	MONEY MARKET FUNDS – 0.5%
1,329,795	First American Government Obligations Fund, Class X, (6)	1.488% (7)	$1,329,795
	Total Investments Purchased with Collateral from Securities Lending (cost $1,329,795)		1,329,795

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.6%
	MONEY MARKET FUNDS – 1.6%
3,739,960	First American Treasury Obligations Fund, Class Z	1.459% (7)	$3,739,960
	Total Short-Term Investments (cost $3,739,960)		3,739,960
	Total Investments (cost $204,448,594) – 102.0%		239,966,573
	Other Assets Less Liabilities – (2.0)%		(4,790,383)
	Net Assets – 100%		$235,176,190
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Nuveen Small Cap Growth Opportunities Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$232,742,018	$ —	$591	$232,742,609
Exchange-Traded Funds	2,154,209	—	—	2,154,209
Investments Purchased with Collateral from Securities Lending	1,329,795	—	—	1,329,795
Short-Term Investments:
Money Market Funds	3,739,960	—	—	3,739,960
Total	$239,965,982	$ —	$591	$239,966,573

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,252,147.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

Nuveen Large Cap Select Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.9%
	COMMON STOCKS – 99.9%
	Aerospace & Defense – 2.1%
4,228	L3Harris Technologies Inc	$935,783
	Banks – 5.7%
18,954	Citigroup Inc.	1,410,367
2,405	SVB Financial Group, (2)	577,994
13,786	TCF Financial Corp	582,872
	Total Banks	2,571,233
	Beverages – 1.4%
9,368	Monster Beverage Corp, (2)	623,909
	Biotechnology – 5.7%
11,891	AbbVie Inc.	963,409
1,530	Biogen Inc., (2)	411,340
9,321	Gilead Sciences Inc.	589,087
2,592	Vertex Pharmaceuticals Inc., (2)	588,514
	Total Biotechnology	2,552,350
	Capital Markets – 4.3%
18,463	Charles Schwab Corp	840,990
21,274	Morgan Stanley	1,111,779
	Total Capital Markets	1,952,769
	Communications Equipment – 1.1%
2,850	Motorola Solutions Inc	504,450
	Consumer Finance – 2.3%
10,323	Capital One Financial Corp	1,030,235
	Diversified Financial Services – 1.0%
7,889	Voya Financial Inc	471,210
	Diversified Telecommunication Services – 2.9%
34,478	AT&T Inc	1,297,062
	Electric Utilities – 2.4%
22,752	Exelon Corp	1,082,768
	Entertainment – 2.1%
6,922	Walt Disney Co	957,382

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 1.4%
4,270	Crown Castle International Corp	$639,817
	Food Products – 1.8%
9,876	Tyson Foods Inc	816,054
	Health Care Providers & Services – 7.8%
6,756	Cigna Corp	1,299,719
2,618	Humana Inc.	880,277
4,991	UnitedHealth Group Inc	1,359,798
	Total Health Care Providers & Services	3,539,794
	Hotels, Restaurants & Leisure – 3.5%
15,102	MGM Resorts International	469,068
8,886	Wyndham Destinations Inc	431,238
5,187	Wynn Resorts Ltd	654,392
	Total Hotels, Restaurants & Leisure	1,554,698
	Household Durables – 1.5%
34,438	Newell Brands Inc.	672,574
	Insurance – 3.4%
12,248	Hartford Financial Services Group Inc.	726,061
7,223	Marsh & McLennan Cos Inc.	807,965
	Total Insurance	1,534,026
	Interactive Media & Services – 6.5%
974	Alphabet Inc., Class A, (2)	1,395,528
7,620	Facebook Inc, (2)	1,538,554
	Total Interactive Media & Services	2,934,082
	Internet & Direct Marketing Retail – 1.1%
2,447	Alibaba Group Holding Ltd, Sponsored ADR, (2)	505,526
	IT Services – 7.0%
11,480	Fiserv Inc, (2)	1,361,643
5,743	Mastercard Inc., Class A	1,814,443
	Total IT Services	3,176,086
	Machinery – 1.5%
4,362	Stanley Black & Decker Inc	694,997
	Multiline Retail – 2.2%
8,792	Target Corp	973,626
	Oil, Gas & Consumable Fuels – 2.8%
37,468	Parsley Energy Inc	623,468

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
4,686	Pioneer Natural Resources Co	$632,610
	Total Oil, Gas & Consumable Fuels	1,256,078
	Pharmaceuticals – 4.0%
1,924	Allergan PLC	359,095
14,211	AstraZeneca PLC, Sponsored ADR	692,076
12,186	Bristol-Myers Squibb Co	767,109
	Total Pharmaceuticals	1,818,280
	Road & Rail – 1.5%
3,934	Kansas City Southern	663,626
	Semiconductors & Semiconductor Equipment – 8.0%
15,245	Intel Corp	974,613
4,517	NVIDIA Corp	1,067,954
5,890	NXP Semiconductors NV	747,205
15,384	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	829,813
	Total Semiconductors & Semiconductor Equipment	3,619,585
	Software – 11.5%
1,872	Adobe Inc., (2)	657,334
2,241	Autodesk Inc., (2)	441,141
16,322	Microsoft Corp	2,778,494
4,257	salesforce.com Inc., (2)	776,094
1,567	ServiceNow Inc, (2)	530,006
	Total Software	5,183,069
	Specialty Retail – 1.4%
7,359	Best Buy Co Inc.	623,234
	Tobacco – 2.0%
11,016	Philip Morris International Inc	911,023
	Total Long-Term Investments (cost $37,297,882)	45,095,326

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.0%
	MONEY MARKET FUNDS – 0.0%
7,715	First American Treasury Obligations Fund, Class Z	1.459% (3)	$7,715
	Total Short-Term Investments (cost $7,715)		7,715
	Total Investments (cost $37,305,597) – 99.9%		45,103,041
	Other Assets Less Liabilities – 0.1%		39,523
	Net Assets – 100%		$45,142,564

Nuveen Large Cap Select Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$45,095,326	$ —	$ —	$45,095,326
Short-Term Investments:
Money Market Funds	7,715	—	—	7,715
Total	$45,103,041	$ —	$ —	$45,103,041

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt

Nuveen Small Cap Select Fund
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.7%
	COMMON STOCKS – 98.7%
	Aerospace & Defense – 2.7%
62,524	Kratos Defense & Security Solutions Inc, (2)	$1,146,690
15,710	Moog Inc., Class A	1,407,773
	Total Aerospace & Defense	2,554,463
	Air Freight & Logistics – 1.4%
24,576	Hub Group Inc., Class A, (2)	1,299,333
	Auto Components – 1.1%
39,970	Cooper Tire & Rubber Co	1,058,805
	Banks – 10.5%
22,994	Banner Corp	1,185,341
20,762	IBERIABANK Corp	1,509,605
21,044	Pinnacle Financial Partners Inc	1,242,858
22,316	Preferred Bank/Los Angeles CA	1,341,415
35,401	Renasant Corp	1,130,354
61,562	Sterling Bancorp	1,231,240
20,626	Western Alliance Bancorp	1,139,174
17,386	Wintrust Financial Corp	1,100,186
	Total Banks	9,880,173
	Biotechnology – 4.5%
5,618	ACADIA Pharmaceuticals Inc., (2)	224,383
12,372	Arena Pharmaceuticals, Inc, (2)	565,276
1,962	Argenx SE, Sponsored ADR, (2)	283,097
4,449	Ascendis Pharma A/S, Sponsored ADR, (2)	601,060
7,880	Blueprint Medicines Corp, (2)	499,986
21,002	Fate Therapeutics Inc, (2)	532,611
2,908	Global Blood Therapeutics Inc., (2)	189,776
17,401	Iovance Biotherapeutics Inc, (2)	378,298
22,038	Momenta Pharmaceuticals, Inc, (2)	639,543
8,418	Zymeworks Inc, (2)	367,361
	Total Biotechnology	4,281,391
	Building Products – 2.3%
15,437	CSW Industrials Inc	1,171,360
18,999	Gibraltar Industries Inc	1,035,825
	Total Building Products	2,207,185

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Capital Markets – 2.7%
17,050	Evercore Inc., Class A	$1,306,371
15,436	Piper Jaffray Cos	1,272,390
	Total Capital Markets	2,578,761
	Chemicals – 1.3%
37,794	PolyOne Corp	1,254,005
	Commercial Services & Supplies – 1.5%
16,593	Tetra Tech Inc	1,420,361
	Communications Equipment – 1.1%
13,094	Lumentum Holdings Inc, (2)	992,132
	Construction & Engineering – 2.4%
19,665	MasTec Inc, (2)	1,135,654
38,691	MYR Group Inc, (2)	1,111,205
	Total Construction & Engineering	2,246,859
	Distributors – 0.8%
50,430	Funko Inc, (2)	757,963
	Electrical Equipment – 1.3%
15,673	Regal Beloit Corp	1,229,704
	Electronic Equipment, Instruments & Components – 1.0%
27,239	Methode Electronics Inc	892,077
	Energy Equipment & Services – 1.0%
32,720	Cactus Inc., Class A	942,990
	Equity Real Estate Investment Trust – 8.2%
25,063	American Assets Trust Inc	1,141,870
91,430	Brandywine Realty Trust	1,428,137
43,251	CareTrust REIT Inc	959,307
47,792	Industrial Logistics Properties Trust	1,093,959
52,596	STAG Industrial Inc	1,695,695
131,689	Summit Hotel Properties Inc	1,460,431
	Total Equity Real Estate Investment Trust	7,779,399
	Food Products – 2.8%
80,516	Nomad Foods Ltd, (2)	1,624,813
7,603	Sanderson Farms Inc	1,046,857
	Total Food Products	2,671,670
	Gas Utilities – 1.6%
20,339	Southwest Gas Holdings Inc	1,535,798

Shares	Description (1)	Value
	Health Care Equipment & Supplies – 5.1%
29,008	AtriCure Inc., (2)	$1,128,411
28,569	Establishment Labs Holdings Inc, (2)	779,362
6,068	Penumbra Inc, (2)	1,064,691
17,703	Tactile Systems Technology Inc, (2)	994,732
27,833	Wright Medical Group NV, (2)	838,887
	Total Health Care Equipment & Supplies	4,806,083
	Health Care Providers & Services – 1.8%
11,920	LHC Group Inc, (2)	1,737,340
	Hotels, Restaurants & Leisure – 3.8%
16,295	Jack in the Box Inc	1,332,116
20,388	Papa John's International Inc	1,320,735
30,213	Penn National Gaming Inc, (2)	901,254
	Total Hotels, Restaurants & Leisure	3,554,105
	Household Durables – 2.2%
32,266	La-Z-Boy Inc	988,630
15,200	Meritage Homes Corp, (2)	1,078,592
	Total Household Durables	2,067,222
	Insurance – 1.4%
8,252	eHealth Inc., (2)	867,780
3,954	Kinsale Capital Group Inc	451,626
	Total Insurance	1,319,406
	IT Services – 2.8%
21,392	MAXIMUS Inc	1,534,876
69,665	Verra Mobility Corp, (2)	1,109,763
	Total IT Services	2,644,639
	Leisure Products – 1.5%
65,292	Callaway Golf Co	1,398,555
	Life Sciences Tools & Services – 0.7%
6,665	Repligen Corp, (2)	669,099
	Machinery – 3.5%
31,240	Altra Industrial Motion Corp	1,039,042
77,360	Harsco Corp	1,152,664
22,293	SPX Corp	1,093,918
	Total Machinery	3,285,624
	Media – 1.2%
9,357	Nexstar Media Group Inc	1,133,601

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Mortgage Real Estate Investment Trust – 1.4%
162,468	MFA Financial Inc	$1,267,250
	Multi-Utilities – 1.8%
20,326	Black Hills Corp	1,687,668
	Oil, Gas & Consumable Fuels – 1.3%
16,763	Delek US Holdings Inc.	460,312
54,340	Matador Resources Co, (2)	797,168
	Total Oil, Gas & Consumable Fuels	1,257,480
	Paper & Forest Products – 1.3%
41,106	Louisiana-Pacific Corp	1,261,132
	Pharmaceuticals – 4.4%
24,131	Aerie Pharmaceuticals Inc., (2), (3)	494,203
52,519	Horizon Therapeutics Plc, (2)	1,811,380
2,665	MyoKardia Inc, (2)	181,300
27,369	Prestige Consumer Healthcare Inc, (2)	1,110,086
2,411	Reata Pharmaceuticals Inc., Class A, (2)	527,503
	Total Pharmaceuticals	4,124,472
	Road & Rail – 1.3%
31,781	Knight-Swift Transportation Holdings Inc	1,178,440
	Semiconductors & Semiconductor Equipment – 2.8%
69,592	Lattice Semiconductor Corp, (2)	1,294,411
45,909	MACOM Technology Solutions Holdings Inc, (2)	1,304,734
	Total Semiconductors & Semiconductor Equipment	2,599,145
	Software – 7.0%
16,596	Everbridge Inc, (2)	1,504,262
16,033	j2 Global Inc	1,536,923
24,555	Rapid7 Inc, (2)	1,458,076
18,717	RealPage Inc, (2)	1,092,137
41,778	SailPoint Technologies Holding Inc, (2)	1,048,210
	Total Software	6,639,608
	Specialty Retail – 1.5%
23,148	Aaron's Inc.	1,374,065
	Textiles, Apparel & Luxury Goods – 1.1%
5,567	Deckers Outdoor Corp, (2)	1,062,796
	Thrifts & Mortgage Finance – 1.6%
61,577	Radian Group Inc	1,508,021

Shares	Description (1)	Value
	Trading Companies & Distributors – 1.0%
14,724	Applied Industrial Technologies	$950,729
	Total Long-Term Investments (cost $80,147,124)	93,109,549

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	MONEY MARKET FUNDS – 0.0%
631	First American Government Obligations Fund, Class X, (4)	1.488% (5)	$631
	Total Investments Purchased with Collateral from Securities Lending (cost $631)		631

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 0.7%
	MONEY MARKET FUNDS – 0.7%
660,837	First American Treasury Obligations Fund, Class Z	1.459% (5)	$660,837
	Total Short-Term Investments (cost $660,837)		660,837
	Total Investments (cost $80,808,592) – 99.4%		93,771,017
	Other Assets Less Liabilities – 0.6%		613,378
	Net Assets – 100%		$94,384,395
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Small Cap Select Fund (continued)
Portfolio of Investments    January 31, 2020
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$93,109,549	$ —	$ —	$93,109,549
Investments Purchased with Collateral from Securities Lending	631	—	—	631
Short-Term Investments:
Money Market Funds	660,837	—	—	660,837
Total	$93,771,017	$ —	$ —	$93,771,017

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $594.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust